EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Net loss per share:
Schedule of the Computation of Basic and Diluted Net Earnings (Loss) per Share

The following table sets forth the computation of basic and diluted net loss per share:

	Year ended December 31,
	2020	2019	2018
Numerator:
Net loss	$(9,348)	$(8,659)	$(10,415)

Denominator:
Weighted average number of shares outstanding used in computing basic and diluted net loss per share	35,007,201	34,250,582	33,710,507

Basic and diluted net loss per share	$(0.27)	$(0.25)	$(0.31)